Retirement Benefits (Details 7)	12 Months Ended
	Dec. 31, 2011	Dec. 31, 2010
Pension Benefits [Member]
Asset Category: (Target)
Total, Target	100.00%	100.00%
Asset Category: (Actual)
Total, Actual	100.00%	100.00%
Postretirement Benefits [Member]
Asset Category: (Target)
Total, Target	100.00%	100.00%
Asset Category: (Actual)
Total, Actual	100.00%	100.00%
Domestic Equities [Member] | Pension Benefits [Member]
Asset Category: (Target)
Equity Securities, Target	9.00%	27.00%
Asset Category: (Actual)
Equity Securities	11.00%	28.00%
Domestic Equities [Member] | Postretirement Benefits [Member]
Asset Category: (Target)
Equity Securities, Target	21.00%	42.00%
Asset Category: (Actual)
Equity Securities	21.00%	43.00%
International Equities [Member] | Pension Benefits [Member]
Asset Category: (Target)
Equity Securities, Target	11.00%	13.00%
Asset Category: (Actual)
Equity Securities	13.00%	12.00%
International Equities [Member] | Postretirement Benefits [Member]
Asset Category: (Target)
Equity Securities, Target	21.00%	16.00%
Asset Category: (Actual)
Equity Securities	19.00%	16.00%
Global Equities [Member] | Pension Benefits [Member]
Asset Category: (Target)
Equity Securities, Target	9.00%	5.00%
Asset Category: (Actual)
Equity Securities	6.00%	7.00%
Fixed Income [Member] | Pension Benefits [Member]
Asset Category: (Target)
Debt Securities, Target	53.00%	40.00%
Asset Category: (Actual)
Debt Securities	55.00%	38.00%
Fixed Income [Member] | Postretirement Benefits [Member]
Asset Category: (Target)
Debt Securities, Target	58.00%	39.00%
Asset Category: (Actual)
Debt Securities	57.00%	36.00%
High Yield Fixed Income [Member] | Pension Benefits [Member]
Asset Category: (Target)
Debt Securities, Target	3.00%	2.00%
Asset Category: (Actual)
Debt Securities	3.00%	3.00%
Hedge Funds [Member] | Pension Benefits [Member]
Asset Category: (Target)
Asset allocation, Target	4.00%	7.00%
Asset Category: (Actual)
Asset allocation	5.00%	6.00%
Hedge Funds [Member] | Postretirement Benefits [Member]
Asset Category: (Target)
Debt Securities, Target		1.00%
Asset Category: (Actual)
Debt Securities		1.00%
Private Equity [Member] | Pension Benefits [Member]
Asset Category: (Target)
Asset allocation, Target	1.00%	2.00%
Asset Category: (Actual)
Asset allocation	1.00%	1.00%
Real Estate [Member] | Pension Benefits [Member]
Asset Category: (Target)
Real Estate, Target	4.00%	2.00%
Asset Category: (Actual)
Real Estate	4.00%	3.00%
Global Tactical Asset Allocation [Member] | Pension Benefits [Member]
Asset Category: (Target)
Asset allocation, Target	2.00%	2.00%
Asset Category: (Actual)
Asset allocation	2.00%	2.00%
Commodities [Member] | Pension Benefits [Member]
Asset Category: (Target)
Asset allocation, Target	4.00%
Cash and Cash Equivalents [Member] | Postretirement Benefits [Member]
Asset Category: (Target)
Real Estate And Other, Target		2.00%
Asset Category: (Actual)
Real Estate And Other, Actual	3.00%	4.00%